Quarterly Holdings Report
for
Fidelity Advisor® Equity Growth Fund
February 29, 2024
EPG-NPRT1-0424
1.797923.120
Common Stocks - 97.1%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 10.0%
Entertainment - 4.9%
Live Nation Entertainment, Inc. (a)	163,500	15,856
Netflix, Inc. (a)	307,507	185,402
Universal Music Group NV	5,446,884	164,444
Warner Music Group Corp. Class A	2,665,706	93,113
		458,815
Interactive Media & Services - 5.1%
Alphabet, Inc. Class A (a)	2,747,874	380,471
Epic Games, Inc. (a)(b)(c)	3,289	2,256
Meta Platforms, Inc. Class A	199,917	97,985
		480,712
TOTAL COMMUNICATION SERVICES		939,527
CONSUMER DISCRETIONARY - 11.2%
Automobiles - 0.2%
BYD Co. Ltd. (H Shares)	999,457	24,617
Broadline Retail - 6.5%
Amazon.com, Inc. (a)	2,679,137	473,564
MercadoLibre, Inc. (a)	52,328	83,479
PDD Holdings, Inc. ADR (a)	306,209	38,135
Savers Value Village, Inc. (d)	664,759	13,455
		608,633
Hotels, Restaurants & Leisure - 3.1%
Airbnb, Inc. Class A (a)	768,493	121,015
Booking Holdings, Inc.	13,180	45,719
Domino's Pizza, Inc.	108,600	48,691
Flutter Entertainment PLC (a)	299,858	64,744
Kura Sushi U.S.A., Inc. Class A (a)(d)	107,348	10,201
		290,370
Household Durables - 0.0%
Blu Investments LLC (a)(b)(c)	12,123,162	4
Specialty Retail - 0.4%
TJX Companies, Inc.	419,799	41,619
Textiles, Apparel & Luxury Goods - 1.0%
LVMH Moet Hennessy Louis Vuitton SE	52,554	47,968
Samsonite International SA (a)(e)	12,616,424	44,072
		92,040
TOTAL CONSUMER DISCRETIONARY		1,057,283
CONSUMER STAPLES - 1.1%
Beverages - 0.7%
Monster Beverage Corp.	1,193,002	70,506
Personal Care Products - 0.4%
Estee Lauder Companies, Inc. Class A	228,929	34,014
TOTAL CONSUMER STAPLES		104,520
ENERGY - 2.4%
Energy Equipment & Services - 0.0%
Schlumberger Ltd.	90,100	4,355
Oil, Gas & Consumable Fuels - 2.4%
Cheniere Energy, Inc.	487,342	75,635
New Fortress Energy, Inc. (d)	478,455	16,818
Range Resources Corp.	1,234,209	39,026
Reliance Industries Ltd.	2,580,905	90,963
		222,442
TOTAL ENERGY		226,797
FINANCIALS - 5.9%
Capital Markets - 0.2%
Ares Management Corp.	141,699	18,794
Consumer Finance - 0.2%
Capital One Financial Corp.	108,700	14,958
Financial Services - 4.6%
Apollo Global Management, Inc.	77,989	8,719
Corebridge Financial, Inc.	773,505	19,206
Fiserv, Inc. (a)	121,428	18,126
Global Payments, Inc.	446,362	57,893
MasterCard, Inc. Class A	336,866	159,931
Rocket Companies, Inc. (a)(d)	1,247,541	15,669
Visa, Inc. Class A	558,500	157,854
		437,398
Insurance - 0.9%
Arthur J. Gallagher & Co.	273,252	66,654
BRP Group, Inc. (a)	686,621	19,102
		85,756
TOTAL FINANCIALS		556,906
HEALTH CARE - 13.4%
Biotechnology - 3.1%
Adamas Pharmaceuticals, Inc.:
rights (a)(c)	1,000,100	240
rights (a)(c)	1,000,100	90
Alnylam Pharmaceuticals, Inc. (a)	272,527	41,176
Arcellx, Inc. (a)	61,713	4,062
Arrowhead Pharmaceuticals, Inc. (a)	247,939	7,959
Beam Therapeutics, Inc. (a)	74,295	2,934
BioMarin Pharmaceutical, Inc. (a)	112,947	9,745
Blueprint Medicines Corp. (a)	41,541	3,885
Cytokinetics, Inc. (a)	195,581	14,129
Galapagos NV sponsored ADR (a)	403,761	14,176
Gamida Cell Ltd. (a)(d)	1,892,438	681
Gamida Cell Ltd. warrants 4/21/28 (a)	353,699	14
Hookipa Pharma, Inc. (a)	668,753	514
Immunocore Holdings PLC ADR (a)	169,248	11,377
Insmed, Inc. (a)	637,047	17,659
Janux Therapeutics, Inc. (a)	21,500	1,040
Krystal Biotech, Inc. (a)	33,271	5,306
Legend Biotech Corp. ADR (a)	207,175	13,500
Regeneron Pharmaceuticals, Inc. (a)	92,260	89,131
Repligen Corp. (a)(d)	171,261	33,223
Sarepta Therapeutics, Inc. (a)	56,021	7,165
Seres Therapeutics, Inc. (a)	234,668	268
Synlogic, Inc. (a)	43,125	82
Vor Biopharma, Inc. (a)	474,267	1,091
XOMA Corp. (a)	290,689	7,067
		286,514
Health Care Equipment & Supplies - 3.7%
Align Technology, Inc. (a)	48,300	14,607
Boston Scientific Corp. (a)	3,240,634	214,562
Glaukos Corp. (a)	200,502	17,762
Hologic, Inc. (a)	199,200	14,701
Inspire Medical Systems, Inc. (a)	64,309	11,514
Lantheus Holdings, Inc. (a)	93,767	6,130
Masimo Corp. (a)	434,327	55,828
Penumbra, Inc. (a)	48,771	11,457
Pulmonx Corp. (a)	196,800	1,814
RxSight, Inc. (a)	53,800	2,936
		351,311
Health Care Providers & Services - 0.9%
HealthEquity, Inc. (a)	1,042,156	86,093
Health Care Technology - 0.1%
Evolent Health, Inc. Class A (a)	304,700	10,332
Life Sciences Tools & Services - 2.9%
Agilent Technologies, Inc.	116,835	16,048
Bio-Techne Corp.	240,195	17,671
Bruker Corp.	488,616	42,285
Chemometec A/S	120,373	8,556
Codexis, Inc. (a)	1,123,114	5,222
Danaher Corp.	301,812	76,401
MaxCyte, Inc. (a)	1,127,055	5,184
Sartorius Stedim Biotech	119,019	32,712
Thermo Fisher Scientific, Inc.	115,114	65,636
		269,715
Pharmaceuticals - 2.7%
Aclaris Therapeutics, Inc. (a)	156,678	186
Chugai Pharmaceutical Co. Ltd.	417,134	16,694
Eli Lilly & Co.	312,426	235,469
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	45,900	604
		252,953
TOTAL HEALTH CARE		1,256,918
INDUSTRIALS - 14.3%
Electrical Equipment - 1.6%
Eaton Corp. PLC	410,085	118,515
HD Hyundai Electric Co. Ltd.	99,470	9,266
Nextracker, Inc. Class A	364,913	20,523
		148,304
Ground Transportation - 4.9%
Uber Technologies, Inc. (a)	5,842,769	464,500
Industrial Conglomerates - 1.6%
General Electric Co.	968,600	151,964
Machinery - 2.1%
Energy Recovery, Inc. (a)	287,293	4,490
Ingersoll Rand, Inc.	1,118,995	102,198
Parker Hannifin Corp.	118,763	63,592
Westinghouse Air Brake Tech Co.	183,497	25,926
		196,206
Passenger Airlines - 0.5%
Ryanair Holdings PLC sponsored ADR	354,086	48,952
Professional Services - 2.7%
Equifax, Inc.	486,013	132,968
KBR, Inc.	1,282,425	76,984
RELX PLC sponsored ADR	107,200	4,708
TransUnion	445,791	34,607
		249,267
Trading Companies & Distributors - 0.9%
Ferguson PLC	405,403	84,360
TOTAL INDUSTRIALS		1,343,553
INFORMATION TECHNOLOGY - 38.7%
Electronic Equipment, Instruments & Components - 1.2%
Flex Ltd. (a)	2,040,781	57,448
Jabil, Inc.	416,362	59,994
		117,442
IT Services - 1.6%
Gartner, Inc. (a)	77,439	36,053
MongoDB, Inc. Class A (a)	262,707	117,582
		153,635
Semiconductors & Semiconductor Equipment - 16.3%
Aixtron AG	640,081	17,765
Allegro MicroSystems LLC (a)	1,208,469	38,055
ASML Holding NV (depository receipt)	135,187	128,655
BE Semiconductor Industries NV	447,902	80,916
eMemory Technology, Inc.	36,000	3,082
KLA Corp.	89,805	61,274
Marvell Technology, Inc.	258,234	18,505
Micron Technology, Inc.	481,100	43,592
Monolithic Power Systems, Inc.	45,165	32,521
NVIDIA Corp.	1,020,642	807,450
NXP Semiconductors NV	300,039	74,929
SiTime Corp. (a)	313,869	29,033
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,203,409	154,843
Universal Display Corp.	262,951	45,864
		1,536,484
Software - 16.0%
ASAPP, Inc. warrants 8/28/28 (a)(b)(c)	2,071,818	4,869
HubSpot, Inc. (a)	104,506	64,669
Manhattan Associates, Inc. (a)	249,639	63,241
Microsoft Corp.	3,049,881	1,261,552
Monday.com Ltd. (a)(d)	103,753	23,138
NICE Ltd. sponsored ADR (a)	185,350	45,439
ServiceNow, Inc. (a)	44,949	34,671
Volue A/S (a)	1,205,893	2,946
		1,500,525
Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	1,860,219	336,235
TOTAL INFORMATION TECHNOLOGY		3,644,321
MATERIALS - 0.1%
Chemicals - 0.1%
Aspen Aerogels, Inc. (a)(d)	510,078	8,763
TOTAL COMMON STOCKS (Cost $5,301,669)		9,138,588

Convertible Preferred Stocks - 0.2%
	Shares	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Canva, Inc.:
Series A (b)(c)	846	902
Series A2 (b)(c)	154	164
		1,066
FINANCIALS - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(c)	57,400	730
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(b)(c)	111,100	386
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
ASAPP, Inc.:
Series C (a)(b)(c)	367,427	1,066
Series D (b)(c)	3,611,038	10,183
		11,249
MATERIALS - 0.1%
Metals & Mining - 0.1%
Illuminated Holdings, Inc.:
Series C2 (a)(b)(c)	76,285	1,375
Series C3 (a)(b)(c)	95,356	1,719
Series C4 (a)(b)(c)	27,230	491
Series C5 (a)(b)(c)	53,844	971
		4,556
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $26,706)		17,987

Convertible Bonds - 0.0%
	Principal Amount (f) (000s)	Value ($) (000s)
MATERIALS - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings, Inc. 0% (b)(c)(g) (Cost $1,619)	1,619	1,654

Preferred Securities - 0.0%
	Principal Amount (f) (000s)	Value ($) (000s)
MATERIALS - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings, Inc. 0% (b)(c)(g) (Cost $2,252)	2,252	2,297

Money Market Funds - 3.3%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (h)	257,645,106	257,697
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	48,797,804	48,803
TOTAL MONEY MARKET FUNDS (Cost $306,500)		306,500

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $5,638,746)	9,467,026
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(58,440)
NET ASSETS - 100.0%	9,408,586

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $29,067,000 or 0.3% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $44,072,000 or 0.5% of net assets.

(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Akeana Series C	1/23/24	732

ASAPP, Inc. warrants 8/28/28	8/29/23	0

ASAPP, Inc. Series C	4/30/21	2,424

ASAPP, Inc. Series D	8/29/23	13,944

Blu Investments LLC	5/21/20	21

Canva, Inc. Series A	9/22/23	902

Canva, Inc. Series A2	9/22/23	164

ElevateBio LLC Series C	3/09/21	466

Epic Games, Inc.	3/29/21	2,911

Illuminated Holdings, Inc. Series C2	7/07/20	1,907

Illuminated Holdings, Inc. Series C3	7/07/20	2,861

Illuminated Holdings, Inc. Series C4	1/08/21	980

Illuminated Holdings, Inc. Series C5	6/16/21	2,326

Illuminated Holdings, Inc. 0%	6/14/23	1,619

Illuminated Holdings, Inc. 0%	9/27/23	2,252

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	91,729	433,997	268,029	2,443	-	-	257,697	0.5%
Fidelity Securities Lending Cash Central Fund 5.39%	54,549	95,574	101,320	43	-	-	48,803	0.2%
Total	146,278	529,571	369,349	2,486	-	-	306,500

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.